Loans Payable - Line of Credit, Short Term (Details)				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2019 USD ($)	Aug. 29, 2019 USD ($)	Jan. 29, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 01, 2019
Short-term Debt [Line Items]
Proceeds from Lines of Credit						$ 1,970,000
Amortization of Debt Issuance Costs						134,586	$ 123,889	$ 166,600	$ 35,630
Line of Credit [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount				$ 2,000,000		2,000,000
Proceeds from Lines of Credit	$ 1,000,000	$ 1,000,000
Payments of Debt Issuance Costs						$ 30,000
Debt Instrument, Term						6 months
Debt Instrument, Interest Rate, Effective Percentage				4.724%		4.724%				4.516%
Interest Expense, Debt				$ 4,856	$ 0	$ 4,856	0
Debt Instrument, Increase, Accrued Interest						4,856		0
Amortization of Debt Issuance Costs				5,000	0	5,000	0
Accumulated Amortization, Debt Issuance Costs				5,000		5,000		0
Note Payable And Related Party Notes Payable Short Term [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount				$ 183,000		$ 183,000		0
Debt instrument stated interest percentage						5
Repayment of short term note payable principal amount					0		1,500,000
Repayment of related party notes payable short term			$ 677,538		$ 0		$ 677,538
Loan fee									22,500
Interest paid			$ 37,456
Related party notes payable interest accrued								$ 9,200	$ 18,400
Note Payable And Related Party Notes Payable Short Term [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage								8.00%	8.00%
Note Payable And Related Party Notes Payable Short Term [Member] | Virginia Commonwealth Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount								$ 0	$ 1,500,000
Interest Expense, Debt								4,985
Loan fee								$ 22,500
London Interbank Offered Rate (LIBOR) [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.50%